INVESTMENT SECURITIES - Schedule of Contractual Maturities of Debt Securities Available for Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Investments, Debt and Equity Securities [Abstract]
Due within one year, Amortized Cost	$ 635
Due after one year through five years, Amortized Cost	2,424
Due after five years through ten years, Amortized Cost	1,938
Due after ten years, Amortized Cost	2,691
Mortgage and asset-backed securities, Amortized Cost	2,138
Amortized Cost	9,826	$ 9,018
Due within one year, Fair Value	635
Due after one year through five years, Fair Value	2,426
Due after five years through ten years, Fair Value	1,893
Due after ten years, Fair Value	2,734
Mortgage and asset-backed securities, Fair Value	2,110
Total debt securities, Fair Value	$ 9,798	$ 9,110